Fair Value of Financial Assets and Liabilities - Schedule of Determination of the Fair Value of Financial Instruments (Detail) - IFRS9 [member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
ASSETS
Financial assets	$ 33,599,027	$ 30,681,261
LIABILITIES
Financial liabilities	32,265,986	29,396,701
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	6,197,406	4,873,448
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	154,232	164,573
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	638,851	559,457
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	11,433,064	11,620,187
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	3,673,591	2,938,034
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	3,798,978	2,646,756
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,204,856	6,408,356
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Lease obligations [member]
LIABILITIES
Financial liabilities	151,885	172,924
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	13,123	12,966
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	3,089,072	1,009,681
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash items in process of collection [member]
ASSETS
Financial assets	173,192	231,305
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	582,710	183,702
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,970,899	3,598,890
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	21,576,108	22,254,697
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	111,542	115,658
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	105,580	75,975
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial derivative contracts [member]
ASSETS
Financial assets	3,982,803	3,154,957
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Interbank loans [member]
ASSETS
Financial assets	7,121	56,396
Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	8,536,412	6,937,549
LIABILITIES
Financial liabilities	3,673,591	2,938,034
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	3,673,591	2,938,034
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	582,710	183,702
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,970,899	3,598,890
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member]
ASSETS
Financial assets	3,982,803	3,154,957
LIABILITIES
Financial liabilities	3,673,591	2,938,034
Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	26,253,170	24,800,985
LIABILITIES
Financial liabilities	29,867,341	27,368,510
Non-Recurring Fair Value Measurement [Member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	6,197,406	4,873,448
Non-Recurring Fair Value Measurement [Member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	154,232	164,573
Non-Recurring Fair Value Measurement [Member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	638,851	559,457
Non-Recurring Fair Value Measurement [Member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	11,574,924	11,692,076
Non-Recurring Fair Value Measurement [Member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	3,794,375	2,646,176
Non-Recurring Fair Value Measurement [Member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	7,330,126	7,244,551
Non-Recurring Fair Value Measurement [Member] | Lease obligations [member]
LIABILITIES
Financial liabilities	164,304	175,263
Non-Recurring Fair Value Measurement [Member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	13,123	12,966
Non-Recurring Fair Value Measurement [Member] | Cash and deposits in banks [member]
ASSETS
Financial assets	3,089,072	1,009,681
Non-Recurring Fair Value Measurement [Member] | Cash items in process of collection [member]
ASSETS
Financial assets	173,192	231,305
Non-Recurring Fair Value Measurement [Member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	22,767,597	23,313,453
Non-Recurring Fair Value Measurement [Member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	110,608	114,175
Non-Recurring Fair Value Measurement [Member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	105,580	75,975
Non-Recurring Fair Value Measurement [Member] | Interbank loans [member]
ASSETS
Financial assets	$ 7,121	$ 56,396